Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Income (loss) after taxation	$ 759,701	$ (620,598)	$ (325,206)
Cash flows from operations reconciliation:
Depreciation, depletion and amortization	224,546	222,257	167,644
Accretion of asset retirement obligations	26,926	27,569	24,396
Impairment of proved properties	41,616	0	0
Income tax (benefit) expense	240,643	(178,904)	(225,694)
(Gain) loss on fair value adjustments of unsettled financial instruments	(905,695)	861,457	652,465
Asset retirement costs	(5,961)	(4,889)	(2,879)
(Gain) loss on natural gas and oil properties and equipment	(24,146)	(2,379)	901
(Gain) loss on sale of equity interest	(18,440)	0	0
Unrealized (gain) loss on investment	(4,610)	0	0
Gain on bargain purchases	0	(4,447)	(58,072)
Finance costs	134,166	100,799	50,628
Revaluation of contingent consideration	0	0	8,963
Hedge modifications	26,686		(10,164)
Non-cash equity compensation	6,494	8,051	7,400
Working capital adjustments:
Change in trade receivables and other current assets	104,571	13,760	(126,957)
Change in other non-current assets	1,661	(580)	(556)
Change in trade and other payables and other current liabilities	(183,530)	132,349	162,486
Change in other non-current liabilities	(6,236)	(6,794)	5,707
Cash generated from operations	418,392	414,078	331,062
Cash paid for income taxes	(8,260)	(26,314)	(10,880)
Net cash provided by operating activities	410,132	387,764	320,182
Cash flows from investing activities:
Consideration for business acquisitions, net of cash acquired	0	(24,088)	(286,804)
Consideration for asset acquisitions	(262,329)	(264,672)	(287,330)
Proceeds from divestitures	95,749	0	86,224
Payments associated with potential acquisitions	0	0	(25,002)
Acquisition related debt and hedge extinguishments	0	0	(56,466)
Expenditures on natural gas and oil properties and equipment	(74,252)	(86,079)	(50,175)
Proceeds on disposals of natural gas and oil properties and equipment	4,083	12,189	2,663
Deferred consideration payments	(2,620)	0	0
Contingent consideration payments	0	(23,807)	(10,822)
Net cash used in investing activities	(239,369)	(386,457)	(627,712)
Cash flows from financing activities:
Repayment of borrowings	(1,547,912)	(2,139,686)	(1,432,566)
Proceeds from borrowings	1,537,230	2,587,554	1,727,745
Cash paid for interest	(116,784)	(83,958)	(42,673)
Debt issuance costs	(13,776)	(34,234)	(10,255)
Decrease (increase) in restricted cash	11,792	(36,287)	1,838
Hedge modifications associated with ABS Notes	(6,376)	(105,316)	0
Proceeds from equity issuance, net	156,788	0	213,844
Principal element of lease payments	(12,169)	(10,211)	(7,556)
Cancellation (settlement) of warrants, net	0	137	(1,429)
Dividends to shareholders	(168,041)	(143,455)	(130,239)
Distributions to non-controlling interest owners	(4,043)	(6,389)	0
Repurchase of shares by the EBT	0	(22,931)	0
Repurchase of shares	(11,048)	(11,760)	0
Net cash provided by (used in) financing activities	(174,339)	(6,536)	318,709
Net change in cash and cash equivalents	(3,576)	(5,229)	11,179
Cash and cash equivalents, beginning of period	7,329	12,558	1,379
Cash and cash equivalents, end of period	$ 3,753	$ 7,329	$ 12,558